Property, Plant and Equipment (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment (Textual)
Depreciation expense	$ 9,630	$ 1,000	$ (24,998)	$ 2,996	$ 3,995	$ 3,993